Goodwill and Other Intangible Assets, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Other Intangible Assets [Line Items]
Goodwill impairment expense	$ 0	$ 0	$ 0
Intangible additions	0	0
Impairment loss	6,399,000	0	0
Amortization of intangible assets	$ 1,400,000	$ 3,800,000	$ 1,600,000
Customer relationships | Minimum
Goodwill And Other Intangible Assets [Line Items]
Intangible assets amortized period	3 years
Customer relationships | Maximum
Goodwill And Other Intangible Assets [Line Items]
Intangible assets amortized period	10 years
Developed technology | Minimum
Goodwill And Other Intangible Assets [Line Items]
Intangible assets amortized period	3 years
Developed technology | Maximum
Goodwill And Other Intangible Assets [Line Items]
Intangible assets amortized period	5 years
Brand name
Goodwill And Other Intangible Assets [Line Items]
Intangible assets amortized period	1 year